American Beacon TwentyFour Short Term Bond Fund

Supplement dated May 1, 2026,

to the Prospectus, Summary Prospectus, and Statement of Additional Information,

each dated November 3, 2025

Effective immediately, Graeme Anderson of TwentyFour Asset Management (US) LP will retire from his position as a portfolio manager for the American Beacon TwentyFour Short Term Bond Fund. Accordingly, effective immediately, all references to Mr. Anderson in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

24STBF-050126-PM